Share-based Payment - Summary of Restricted Share (Detail) - Restricted Shares [member]	12 Months Ended
	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at beginning of period	923,425	702,203
Allotted	868,505	272,536
Released	(486,964)	(51,314)
Forfeited	(38,953)
Outstanding at end of period	1,266,013	923,425
Fair value at measurement date	¥ 3,015	¥ 3,828